LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.92%
Aerospace & Defense–1.55%
L3Harris Technologies, Inc.	21,722	$4,628,958
Northrop Grumman Corp.	1,621	775,908
RTX Corp.	24,840	2,422,645
		7,827,511
Air Freight & Logistics–0.40%
United Parcel Service, Inc. Class B	13,751	2,043,811
		2,043,811
Automobiles–0.47%
Ford Motor Co.	48,318	641,663
General Motors Co.	18,000	816,300
†Tesla, Inc.	5,109	898,111
		2,356,074
Banks–2.95%
Bank of America Corp.	80,704	3,060,296
JPMorgan Chase & Co.	37,298	7,470,789
Popular, Inc.	6,001	528,628
U.S. Bancorp	67,898	3,035,041
Wells Fargo & Co.	13,536	784,546
		14,879,300
Beverages–1.34%
†Boston Beer Co., Inc. Class A	900	273,978
Coca-Cola Co.	28,806	1,762,351
Diageo PLC ADR	11,853	1,763,015
Molson Coors Beverage Co. Class B	14,456	972,166
PepsiCo, Inc.	11,517	2,015,590
		6,787,100
Biotechnology–5.13%
AbbVie, Inc.	40,539	7,382,152
†Alkermes PLC	23,000	622,610
†Biogen, Inc.	11,442	2,467,238
†Exelixis, Inc.	33,000	783,090
†Ionis Pharmaceuticals, Inc.	41,511	1,799,502
†Neurocrine Biosciences, Inc.	5,898	813,452
†Ultragenyx Pharmaceutical, Inc.	21,357	997,158
†Vertex Pharmaceuticals, Inc.	26,364	11,020,416
		25,885,618
Building Products–1.15%
†Builders FirstSource, Inc.	6,253	1,304,063
Johnson Controls International PLC	56,154	3,667,980
Owens Corning	4,859	810,481
		5,782,524
Capital Markets–1.67%
Bank of New York Mellon Corp.	16,500	950,730
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Cboe Global Markets, Inc.	3,000	$551,190
CME Group, Inc.	7,626	1,641,801
Cohen & Steers, Inc.	30,722	2,362,215
Evercore, Inc. Class A	3,407	656,154
Intercontinental Exchange, Inc.	13,260	1,822,322
State Street Corp.	6,000	463,920
		8,448,332
Chemicals–1.39%
CF Industries Holdings, Inc.	9,000	748,890
Ecolab, Inc.	6,994	1,614,915
Linde PLC	1,069	496,358
PPG Industries, Inc.	16,597	2,404,905
Sherwin-Williams Co.	4,982	1,730,398
		6,995,466
Commercial Services & Supplies–1.05%
Cintas Corp.	2,700	1,854,981
=†GCI Liberty, Inc.	9,961	0
Waste Management, Inc.	16,100	3,431,715
		5,286,696
Communications Equipment–0.85%
†Arista Networks, Inc.	10,436	3,026,231
Cisco Systems, Inc.	25,000	1,247,750
		4,273,981
Construction & Engineering–0.26%
EMCOR Group, Inc.	3,813	1,335,313
		1,335,313
Construction Materials–0.41%
Vulcan Materials Co.	7,549	2,060,273
		2,060,273
Consumer Finance–0.11%
Synchrony Financial	13,000	560,560
		560,560
Containers & Packaging–0.54%
Crown Holdings, Inc.	13,705	1,086,259
International Paper Co.	19,000	741,380
Packaging Corp. of America	4,635	879,630
		2,707,269
Diversified Financial Services–4.28%
†Berkshire Hathaway, Inc. Class A	3,749	9,184,763
Equitable Holdings, Inc.	26,000	988,260
Mastercard, Inc. Class A	4,250	2,046,673
MGIC Investment Corp.	36,000	804,960
Visa, Inc. Class A	27,380	7,641,210
Western Union Co.	66,000	922,680
		21,588,546
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–0.15%
AT&T, Inc.	43,390	$763,664
		763,664
Electric Utilities–0.21%
Entergy Corp.	5,000	528,400
NextEra Energy, Inc.	8,115	518,630
		1,047,030
Electrical Equipment–1.62%
Acuity Brands, Inc.	3,961	1,064,439
Eaton Corp. PLC	12,660	3,958,529
Emerson Electric Co.	16,154	1,832,187
nVent Electric PLC	11,300	852,020
Vertiv Holdings Co. Class A	5,893	481,281
		8,188,456
Electronic Equipment, Instruments & Components–1.39%
Crane NXT Co.	4,800	297,120
TE Connectivity Ltd.	46,323	6,727,953
		7,025,073
Entertainment–2.48%
Electronic Arts, Inc.	5,500	729,685
†Liberty Media Corp.-Liberty Formula One Class C	21,554	1,413,942
†Madison Square Garden Entertainment Corp.	19,739	773,966
†Madison Square Garden Sports Corp.	13,945	2,573,132
†Netflix, Inc.	5,505	3,343,352
TKO Group Holdings, Inc.	12,382	1,069,929
Walt Disney Co.	21,173	2,590,728
		12,494,734
Food & Staples Retailing–1.90%
Albertsons Cos., Inc. Class A	30,000	643,200
Costco Wholesale Corp.	1,628	1,192,721
Kroger Co.	16,000	914,080
Target Corp.	4,452	788,939
Walmart, Inc.	100,199	6,028,974
		9,567,914
Food Products–0.64%
Mondelez International, Inc. Class A	23,151	1,620,570
Nestle SA ADR	4,727	502,748
Seaboard Corp.	88	283,705
WK Kellogg Co.	43,844	824,267
		3,231,290
Health Care Equipment & Supplies–0.94%
†IDEXX Laboratories, Inc.	1,599	863,348
†Insulet Corp.	8,600	1,474,040
Stryker Corp.	6,719	2,404,529
		4,741,917
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–3.18%
Elevance Health, Inc.	2,516	$1,304,647
McKesson Corp.	2,266	1,216,502
†Molina Healthcare, Inc.	3,003	1,233,722
†Tenet Healthcare Corp.	8,600	903,946
UnitedHealth Group, Inc.	22,971	11,363,754
		16,022,571
Health Care Technology–0.34%
†Doximity, Inc. Class A	33,732	907,728
†Veeva Systems, Inc. Class A	3,600	834,084
		1,741,812
Hotel & Resort REITs–0.20%
Host Hotels & Resorts, Inc.	47,731	987,077
		987,077
Hotels, Restaurants & Leisure–1.50%
†Airbnb, Inc. Class A	19,400	3,200,224
Booking Holdings, Inc.	400	1,451,152
†Expedia Group, Inc.	4,000	551,000
†MGM Resorts International	20,000	944,200
Starbucks Corp.	15,300	1,398,267
		7,544,843
Household Durables–0.43%
PulteGroup, Inc.	8,659	1,044,449
Toll Brothers, Inc.	8,712	1,127,071
		2,171,520
Household Products–0.76%
Colgate-Palmolive Co.	6,500	585,325
Procter & Gamble Co.	20,031	3,250,030
		3,835,355
Independent Power and Renewable Electricity Producers–0.22%
Vistra Corp.	16,083	1,120,181
		1,120,181
Industrial Conglomerates–0.92%
General Electric Co.	5,204	913,458
Honeywell International, Inc.	18,155	3,726,314
		4,639,772
Insurance–2.11%
American International Group, Inc.	18,000	1,407,060
Assured Guaranty Ltd.	6,000	523,500
Hartford Financial Services Group, Inc.	11,699	1,205,582
Loews Corp.	6,849	536,208
Old Republic International Corp.	30,000	921,600
Progressive Corp.	11,851	2,451,024
Travelers Cos., Inc.	15,723	3,618,491
		10,663,465
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–4.80%
†Alphabet, Inc. Class A	42,658	$6,438,372
†Alphabet, Inc. Class C	40,433	6,156,328
Meta Platforms, Inc. Class A	18,867	9,161,438
†Pinterest, Inc. Class A	70,827	2,455,572
		24,211,710
IT Services–1.51%
Accenture PLC Class A	9,024	3,127,809
Cognizant Technology Solutions Corp. Class A	8,066	591,157
†MongoDB, Inc.	3,900	1,398,696
†Snowflake, Inc. Class A	15,492	2,503,507
		7,621,169
Life Sciences Tools & Services–1.61%
†Charles River Laboratories International, Inc.	10,200	2,763,690
†ICON PLC	3,846	1,292,064
†Medpace Holdings, Inc.	2,500	1,010,375
Thermo Fisher Scientific, Inc.	5,244	3,047,865
		8,113,994
Machinery–0.34%
Allison Transmission Holdings, Inc.	9,953	807,786
PACCAR, Inc.	7,500	929,175
		1,736,961
Media–1.36%
Comcast Corp. Class A	158,111	6,854,112
		6,854,112
Metals & Mining–1.18%
ArcelorMittal SA	46,607	1,285,421
†Cleveland-Cliffs, Inc.	36,000	818,640
Freeport-McMoRan, Inc.	60,077	2,824,821
Steel Dynamics, Inc.	7,000	1,037,610
		5,966,492
Multiline Retail–2.75%
†Amazon.com, Inc.	66,424	11,981,561
eBay, Inc.	12,500	659,750
†Etsy, Inc.	17,776	1,221,567
		13,862,878
Multi-Utilities–0.17%
Sempra	11,842	850,611
		850,611
Oil, Gas & Consumable Fuels–3.07%
Cheniere Energy, Inc.	5,284	852,204
Chevron Corp.	20,246	3,193,604
EQT Corp.	24,057	891,793
Exxon Mobil Corp.	30,351	3,528,000
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
HF Sinclair Corp.	8,000	$482,960
Kinder Morgan, Inc.	56,929	1,044,078
Marathon Petroleum Corp.	2,800	564,200
Phillips 66	6,375	1,041,292
Pioneer Natural Resources Co.	9,538	2,503,725
Valero Energy Corp.	8,000	1,365,520
		15,467,376
Personal Products–0.17%
†elf Beauty, Inc.	4,400	862,532
		862,532
Pharmaceuticals–3.60%
Bristol-Myers Squibb Co.	6,346	344,143
Eli Lilly & Co.	7,822	6,085,203
†Jazz Pharmaceuticals PLC	5,000	602,100
Johnson & Johnson	27,731	4,386,767
Merck & Co., Inc.	51,203	6,756,236
		18,174,449
Professional Services–0.93%
Automatic Data Processing, Inc.	11,737	2,931,198
†Paylocity Holding Corp.	3,300	567,138
Robert Half, Inc.	5,661	448,804
Science Applications International Corp.	1,400	182,546
Verisk Analytics, Inc.	2,400	565,752
		4,695,438
Residential REITs–0.13%
Apartment Income REIT Corp.	20,000	649,400
		649,400
Retail REITs–0.24%
Simon Property Group, Inc.	7,740	1,211,233
		1,211,233
Road & Rail–0.99%
Canadian Pacific Kansas City Ltd.	14,998	1,322,374
CSX Corp.	13,000	481,910
Old Dominion Freight Line, Inc.	5,400	1,184,274
Ryder System, Inc.	7,200	865,368
Union Pacific Corp.	4,623	1,136,934
		4,990,860
Semiconductors & Semiconductor Equipment–6.98%
Applied Materials, Inc.	7,200	1,484,856
ASML Holding NV	2,912	2,826,009
Broadcom, Inc.	8,068	10,693,408
Intel Corp.	15,041	664,361
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	1,606	$1,560,341
Marvell Technology, Inc.	13,869	983,035
NVIDIA Corp.	14,897	13,460,333
QUALCOMM, Inc.	8,500	1,439,050
†Wolfspeed, Inc.	70,516	2,080,222
		35,191,615
Software–13.54%
†Adobe, Inc.	8,965	4,523,739
†AppLovin Corp. Class A	16,299	1,128,217
†Autodesk, Inc.	29,734	7,743,328
†Crowdstrike Holdings, Inc. Class A	26,466	8,484,735
†DocuSign, Inc.	33,684	2,005,882
Dolby Laboratories, Inc. Class A	21,520	1,802,730
†Dropbox, Inc. Class A	30,000	729,000
†Fair Isaac Corp.	624	779,757
†HubSpot, Inc.	9,864	6,180,388
†Manhattan Associates, Inc.	3,087	772,460
Microsoft Corp.	65,418	27,522,661
†Nutanix, Inc. Class A	8,726	538,569
Oracle Corp.	20,132	2,528,780
†ServiceNow, Inc.	3,400	2,592,160
†Synopsys, Inc.	1,716	980,694
		68,313,100
Specialized REITs–0.44%
American Tower Corp.	11,166	2,206,290
		2,206,290
Specialty Retail–2.60%
†AutoZone, Inc.	290	913,978
Gap, Inc.	45,000	1,239,750
Home Depot, Inc.	6,362	2,440,463
TJX Cos., Inc.	69,518	7,050,516
Tractor Supply Co.	2,600	680,472
†Ulta Beauty, Inc.	1,500	784,320
		13,109,499
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–3.99%
Apple, Inc.	100,898	$17,301,989
Seagate Technology Holdings PLC	17,909	1,666,433
†Western Digital Corp.	17,310	1,181,234
		20,149,656
Textiles, Apparel & Luxury Goods–0.17%
PVH Corp.	6,000	843,660
		843,660
Tobacco–0.06%
Altria Group, Inc.	6,500	283,530
		283,530
Trading Companies & Distributors–0.54%
†Core & Main, Inc. Class A	17,343	992,887
WW Grainger, Inc.	1,700	1,729,410
		2,722,297
Wireless Telecommunication Services–0.21%
T-Mobile U.S., Inc.	6,387	1,042,486
		1,042,486
Total Common Stock (Cost $294,391,297)		473,736,396

MONEY MARKET FUND–5.72%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	28,836,660	28,836,660
Total Money Market Fund (Cost $28,836,660)		28,836,660

TOTAL INVESTMENTS–99.64% (Cost $323,227,957)	502,573,056
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	1,795,474
NET ASSETS APPLICABLE TO 30,160,020 SHARES OUTSTANDING–100.00%	$504,368,530

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–4

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	British Pound	$78,919	$80,045	6/17/24	$—	$(1,126)
1	Euro	135,269	137,102	6/17/24	—	(1,833)
1	Japanese Yen	83,569	86,334	6/17/24	—	(2,765)
					—	(5,724)
Equity Contracts:
8	E-mini MSCI Emerging Markets Index	419,600	418,889	6/21/24	711	—
10	E-mini Russell 2000 Index	1,072,950	1,046,899	6/21/24	26,051	—
86	E-mini S&P 500 Index	22,826,550	22,251,851	6/21/24	574,699	—
8	E-mini S&P MidCap 400 Index	2,461,920	2,391,060	6/21/24	70,860	—
3	Euro STOXX 50 Index	163,284	158,642	6/21/24	4,642	—
1	FTSE 100 Index	100,820	97,218	6/21/24	3,602	—
					680,565	—
Total Futures Contracts					$680,565	$(5,724)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–5

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$7,827,511	$—	$—	$7,827,511
Air Freight & Logistics	2,043,811	—	—	2,043,811
Automobiles	2,356,074	—	—	2,356,074
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–6

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Banks	$14,879,300	$—	$—	$14,879,300
Beverages	6,787,100	—	—	6,787,100
Biotechnology	25,885,618	—	—	25,885,618
Building Products	5,782,524	—	—	5,782,524
Capital Markets	8,448,332	—	—	8,448,332
Chemicals	6,995,466	—	—	6,995,466
Commercial Services & Supplies	5,286,696	—	— *	5,286,696
Communications Equipment	4,273,981	—	—	4,273,981
Construction & Engineering	1,335,313	—	—	1,335,313
Construction Materials	2,060,273	—	—	2,060,273
Consumer Finance	560,560	—	—	560,560
Containers & Packaging	2,707,269	—	—	2,707,269
Diversified Financial Services	21,588,546	—	—	21,588,546
Diversified Telecommunication Services	763,664	—	—	763,664
Electric Utilities	1,047,030	—	—	1,047,030
Electrical Equipment	8,188,456	—	—	8,188,456
Electronic Equipment, Instruments & Components	7,025,073	—	—	7,025,073
Entertainment	12,494,734	—	—	12,494,734
Food & Staples Retailing	9,567,914	—	—	9,567,914
Food Products	3,231,290	—	—	3,231,290
Health Care Equipment & Supplies	4,741,917	—	—	4,741,917
Health Care Providers & Services	16,022,571	—	—	16,022,571
Health Care Technology	1,741,812	—	—	1,741,812
Hotel & Resort REITs	987,077	—	—	987,077
Hotels, Restaurants & Leisure	7,544,843	—	—	7,544,843
Household Durables	2,171,520	—	—	2,171,520
Household Products	3,835,355	—	—	3,835,355
Independent Power and Renewable Electricity Producers	1,120,181	—	—	1,120,181
Industrial Conglomerates	4,639,772	—	—	4,639,772
Insurance	10,663,465	—	—	10,663,465
Interactive Media & Services	24,211,710	—	—	24,211,710
IT Services	7,621,169	—	—	7,621,169
Life Sciences Tools & Services	8,113,994	—	—	8,113,994
Machinery	1,736,961	—	—	1,736,961
Media	6,854,112	—	—	6,854,112
Metals & Mining	5,966,492	—	—	5,966,492
Multiline Retail	13,862,878	—	—	13,862,878
Multi-Utilities	850,611	—	—	850,611
Oil, Gas & Consumable Fuels	15,467,376	—	—	15,467,376
Personal Products	862,532	—	—	862,532
Pharmaceuticals	18,174,449	—	—	18,174,449
Professional Services	4,695,438	—	—	4,695,438
Residential REITs	649,400	—	—	649,400
Retail REITs	1,211,233	—	—	1,211,233
Road & Rail	4,990,860	—	—	4,990,860
Semiconductors & Semiconductor Equipment	35,191,615	—	—	35,191,615
Software	68,313,100	—	—	68,313,100
Specialized REITs	2,206,290	—	—	2,206,290
Specialty Retail	13,109,499	—	—	13,109,499
Technology Hardware, Storage & Peripherals	20,149,656	—	—	20,149,656
Textiles, Apparel & Luxury Goods	843,660	—	—	843,660
Tobacco	283,530	—	—	283,530
Trading Companies & Distributors	2,722,297	—	—	2,722,297
Wireless Telecommunication Services	1,042,486	—	—	1,042,486
Money Market Fund	28,836,660	—	—	28,836,660
Total Investments	$502,573,056	$—	$—	$502,573,056
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–7

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Futures Contracts	$680,565	$—	$—	$680,565
Liabilities:
Futures Contracts	$(5,724)	$—	$—	$(5,724)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–8